                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):            [_] is a restatement.
                                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.

Address: 101 Dyer Street. 4th Floor

         Providence, RI 02903

Form 13F File Number: 28- ____________

The institutional investment manager filing this report and the /'/person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Gardner

Title: Chief Financial Officer/Chief Compliance Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:

    Thomas E. Gardner          Providence, RI               03/31/2013
 ------------------------  ------------------------
       [Signature]             [City, State]                  (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name:

      28- 6868                  John Michael Costello
      28-                       Peter J. Corsi, Jr.
      28-                       Kenneth W. Thomae
      28-                       Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            4
                                         -----------

Form 13F Information Table Entry Total:      157
                                         -----------

Form 13F Information Table Value Total:     $468015
                                         -----------

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number           Name
     28-    6868                    John Michael Costello
     28-                            Peter J. Corsi, Jr.
     28-                            Kenneth W. Thomae
     28-                            Donald J. Clarke

Endurance Wealth Management, Inc.

FORM 13F

                  31-Mar-13

                                                                                      Voting Authority
                                                                                     ------------------
                                Title of            Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                   class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole  Shared  None
--------------                  -------- --------- -------- ------- --- ---- ------- ----- ----- ------ ------

3M Co.                          COM      88579y101      329    3100 SH       Sole                         3100
AT & T Corp                     COM      00206R102     2057   56074 SH       Sole                        56074
AbbVie, Inc.                    COM      00287Y109      613   15050 SH       Sole                        15050
Abbott Laboratories             COM      002824100      552   15650 SH       Sole                        15650
Akamai Technologies, Inc.       COM      00971T101     7236  204884 SH       Sole                       204884
Altria Group Inc.               COM      02209S103      504   14677 SH       Sole                        14677
Amazon.Com Inc                  COM      023135106      532    2000 SH       Sole                         2000
Amer Intl Group Inc             COM      026874784     3648   93983 SH       Sole        2  1175         92808
American Express Co             COM      025816109      335    4975 SH       Sole                         4975
Anadarko Petroleum Corp         COM      032511107     3785   43293 SH       Sole                        43293
Apache Corp.                    COM      037411105      679    8801 SH       Sole                         8801
Apple Inc.                      COM      037833100     7433   16792 SH       Sole        1    10         16782
Automatic Data Processing       COM      053015103     1336   20545 SH       Sole                        20545
Avon Products                   COM      054303102     4648  224222 SH       Sole                       224222
BHP Billiton Ltd                COM      088606108      411    6017 SH       Sole                         6017
Baidu Inc.                      COM      056752108      227    2590 SH       Sole                         2590
Bank Of America Corp            COM      060505104     9650  792360 SH       Sole    1,2,4 35900        756460
Bank of Ireland ADR             COM      46267Q202       84   10000 SH       Sole        1 10000             0
Bed Bath & Beyond               COM      075896100      802   12450 SH       Sole                        12450
Berkshire Hathaway Inc. Cl B    COM      084670702      416    3994 SH       Sole                         3994
Big Lots Inc.                   COM      089302103     5000  141782 SH       Sole                       141782
Biogen Idec                     COM      09062X103     1348    7000 SH       Sole                         7000
Boeing Company                  COM      097023105      721    8400 SH       Sole                         8400
Broadcom Corp.                  COM      111320107      519   14970 SH       Sole                        14970
Brookline Bancorp Inc.          COM      11373M107      261   28617 SH       Sole                        28617
CVS/Caremark Corp.              COM      126650100     3980   72388 SH       Sole                        72388
Canadian National Railways Co.  COM      136375102     1604   16000 SH       Sole                        16000
Capital Propy Inc - A Shares    COM      140430109       79   11388 SH       Sole                        11388
Caterpillar Inc                 COM      149123101     1786   20545 SH       Sole                        20545
CenturyLink Inc.                COM      156700106     5662  161198 SH       Sole        1  1000        160198
Chevron Corporation             COM      166764100     2741   23074 SH       Sole                        23074
China Construction Bank         COM      Y1397N101        8   10000 SH       Sole                        10000
Church & Dwight Co, Inc.        COM      171340102     3350   51842 SH       Sole                        51842
Cisco Sys Inc                   COM      17275R102      377   18059 SH       Sole                        18059
Citigroup Inc                   COM      172967424     6759  152785 SH       Sole        2  2000        150785
Coca Cola Co                    COM      191216100      675   16695 SH       Sole                        16695
Colgate-Palmolive Co            COM      194162103     2863   24265 SH       Sole                        24265

                                                                                      Voting Authority
                                                                                     ------------------
                                Title of            Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                   class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole  Shared  None
--------------                  -------- --------- -------- ------- --- ---- ------- ----- ----- ------ -------

Comcast Corp Cl A               COM      20030N101     9030  215112 SH       Sole                        215112
Consolidated Edison N Y         COM      209115104      283    4650 SH       Sole                          4650
Cummins Inc.                    COM      231021106     3660   31610 SH       Sole                         31610
Danaher Corp.                   COM      235851102     4537   73007 SH       Sole                         73007
Deere & Co                      COM      244199105     3368   39176 SH       Sole                         39176
Denbury Resources, Inc.         COM      247916208     1254   67271 SH       Sole                         67271
Devon Energy Corporation        COM      25179m103     2423   42956 SH       Sole                         42956
Disney Walt Co Del              COM      254687106     1868   32898 SH       Sole                         32898
Dover Corp                      COM      260003108      545    7484 SH       Sole                          7484
Dryships                        COM      Y2109Q101       68   33400 SH       Sole                         33400
Du Pont E I De Nemours Co       COM      263534109      940   19140 SH       Sole                         19140
Duke Energy Corporation         COM      26441C204     2380   32788 SH       Sole                         32788
E M C Corp Mass                 COM      268648102     3489  146062 SH       Sole                        146062
Eaton Vance Corp.               COM      278265103      221    5300 SH       Sole                          5300
Emerson Electric Co             COM      291011104     1090   19519 SH       Sole                         19519
Exxon Mobil                     COM      30231g102     9900  109873 SH       Sole                        109873
Financial Select Sector Spdr    COM      81369Y605      728   39983 SH       Sole                         39983
Ford Motor                      COM      345370860     1601  121800 SH       Sole                        121800
Freeport McMoran Copper Gold    COM      35671D857      732   22124 SH       Sole                         22124
General Electric Co             COM      369604103    10471  452907 SH       Sole      1,4  3300         449607
Gilead Sciences Inc.            COM      375558103      455    9300 SH       Sole                          9300
Goldman Sachs Group Inc.        COM      38141G104      803    5458 SH       Sole                          5458
Google Inc.                     COM      38259P508     2527    3183 SH       Sole                          3183
Graco Inc.                      COM      384109104      248    4275 SH       Sole                          4275
H & R Block                     COM      093671105    11574  393428 SH       Sole                        393428
Hasbro Inc                      COM      418056107     2296   52271 SH       Sole                         52271
Home Depot Inc                  COM      437076102     7321  104928 SH       Sole                        104928
Huntington Bancshares           COM      446150104     4116  558578 SH       Sole        1 15000         543578
IShares Tr MSCI Emerging Marke  COM      464287234    13415  313673 SH       Sole        1  1850         311823
Ishares Tr MSCI EAFE IND        COM      464287465        2      30 SH       Sole        1    30              0
Independent Bank Corp Ma        COM      453836108     5361  164510 SH       Sole                        164510
Ingersoll Rand                  COM      G47791101     2079   37798 SH       Sole                         37798
Intel Corp                      COM      458140100      952   43633 SH       Sole                         43633
Intl Business Mach              COM      459200101     3630   17021 SH       Sole                         17021
Ishares Trust SP Midcap 400 In  COM      464287507      382    3325 SH       Sole                          3325
J P Morgan Chase & Co           COM      46625H100     7008  147668 SH       Sole                        147668
Jacobs Engr Group Inc           COM      469814107     4882   86817 SH       Sole        1   600          86217
Johnson & Johnson               COM      478160104     4172   51172 SH       Sole                         51172
Johnson Controls                COM      478366107     1297   37000 SH       Sole                         37000
Kimberly Clark Corp             COM      494368103     1132   11556 SH       Sole                         11556
Kinder Morgan Inc.              COM      49455P101    65384 1690386 SH       Sole                       1690386
Lilly Eli & Co                  COM      532457108      227    4000 SH       Sole                          4000
McDonalds Corp                  COM      580135101     1222   12259 SH       Sole                         12259
Merck & Co Inc                  COM      58933Y105     1554   35175 SH       Sole                         35175
Mettler-Toledo Int'l            COM      592688105     7142   33497 SH       Sole                         33497
Microsoft Corp                  COM      594918104     1215   42479 SH       Sole                         42479
Mondelez Int'l Inc. Com         COM      609207105     1275   41671 SH       Sole                         41671

                                                                                     Voting Authority
                                                                                     -----------------
                                Title of            Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                   class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole Shared  None
--------------                  -------- --------- -------- ------- --- ---- ------- ----- ---- ------ ------

Monsanto Company                COM      61166W101     1166   11045 SH       Sole                       11045
Mosaic Co                       COM      61945C103     3891   65278 SH       Sole                       65278
Nextera Energy Inc.             COM      65339F101     5293   68149 SH       Sole                       68149
Nuance Communications           COM      67020Y100     5095  252496 SH       Sole                      252496
Occidental Petroleum Corp       COM      674599105     4087   52160 SH       Sole                       52160
Oracle Corporation              COM      68389X105     7558  233804 SH       Sole                      233804
PPG Industries                  COM      693506107      625    4667 SH       Sole                        4667
Pepsico Inc                     COM      713448108     5865   74140 SH       Sole                       74140
Pfizer Inc                      COM      717081103     9608  332948 SH       Sole                      332948
Philip Morris Int'l             COM      718172109     1348   14543 SH       Sole                       14543
Powershares QQQ Trust           COM      73935A104      989   14350 SH       Sole        1 1500         12850
Praxair                         COM      74005P104      600    5380 SH       Sole                        5380
Procter & Gamble Co             COM      742718109     3925   50935 SH       Sole                       50935
Qualcomm Inc                    COM      747525103    31894  476464 SH       Sole        1 8252        468212
Royal Dutch Shell               COM      780259206      821   12606 SH       Sole                       12606
S&P Depository Receipts Spdr    COM      78462F103      457    2920 SH       Sole        1  432          2488
Salesforce Com Inc.             COM      79466L302      715    4000 SH       Sole                        4000
SanDisk Corporation             COM      80004C101     1044   18997 SH       Sole                       18997
Schlumberger Limited            COM      806857108     5164   68961 SH       Sole                       68961
Sirius XM Radio Inc. Com        COM      82967N108       46   15060 SH       Sole                       15060
Snap On Inc                     COM      833034101      347    4200 SH       Sole                        4200
Stag Industrial Inc.            COM      85254J102     3571  167896 SH       Sole                      167896
State Street Corp               COM      857477103      904   15314 SH       Sole                       15314
Superior Energy                 COM      868157108      239    9236 SH       Sole                        9236
TJX Companies, Inc.             COM      872540109     2395   51249 SH       Sole                       51249
Target Corp.                    COM      87612e106     1131   16530 SH       Sole                       16530
Thermo Fisher Scientific Inc.   COM      883556102     5074   66337 SH       Sole                       66337
Toll Brothers Inc.              COM      889478103      771   22525 SH       Sole                       22525
Union Pacific Corp              COM      907818108     1021    7175 SH       Sole                        7175
United Technologies Corp        COM      913017109     1401   15000 SH       Sole                       15000
Universal Health Rlty Income T  COM      91359E105      621   10775 SH       Sole                       10775
Utilities Sector Spdr           COM      81369y886      212    5443 SH       Sole                        5443
Vanguard Health Care Vipers     COM      92204A504     1210   14600 SH       Sole                       14600
Vanguard Index S&P 500          COM      922908413     5142   71779 SH       Sole                       71779
Verizon Communications          COM      92343V104     1789   36419 SH       Sole                       36419
Vertex Pharmaceuticals Inc      COM      92532F100      439    8000 SH       Sole                        8000
Visa Inc.                       COM      92826C839      682    4020 SH       Sole                        4020
Walgreen Company                COM      931422109     1948   40860 SH       Sole                       40860
Warner Chilcott Plc             COM      G94368100      948   70025 SH       Sole                       70025
Wash Tr Bancorp Inc             COM      940610108     1571   57396 SH       Sole                       57396
Wells Fargo & Co New            COM      949746101     2578   69721 SH       Sole                       69721
Weyerhauser                     COM      962166104     5030  160318 SH       Sole                      160318
iShares MSCI EAFE Index         COM      464287465     8523  144511 SH       Sole        1   30         14481
iShares MSCI Pacific ex-Japan   COM      464286665     1933   38902 SH       Sole                       38902
streetTracks Gold Shares        COM      78463V107      545    3530 SH       Sole                        3530
AllianceBernstein                        01881G106      568   25975 SH       Sole                       25975
EQT Midstream Partners                   26885B100     1980   51040 SH       Sole                       51040

                                                                                            Voting Authority
                                                                                            --------------------
                                Title of               Value   Shares/  Sh/ Put/   Invstmt  Other
Name of Issuer                   class      CUSIP     (x$1000) Prn Amt  Prn Call   Dscretn  Mgrs   Sole  Shared    None
--------------                  -------- ------------ -------- -------- --- ----   -------  -----  ----  ------  --------

Enbridge Energy Partnershp LP             29250R106       1226    40680 SH         Sole                             40680
Enterprise Products Pptns LP              293792107        521     8650 SH         Sole                              8650
Kinder Morgan Energypartners L            494550106      12143   135277 SH         Sole         1   635            134642
Kinder Morgan Management                  49455U100        107     1216 SH         Sole         1  1216                 0
Magellan Midstream Partners LP            559080106       2808    52570 SH         Sole                             52570
Plains All Amer. Pipeline                 726503105       7444   131800 SH         Sole                            131800
American Century Equity Inc               025076100         96 11429.27 SH         Sole                          11429.27
American Century Mid Cap Value            025076654        818 56353.39 SH         Sole                          56353.39
American New Perspective                  648018109        250 7546.787 SH         Sole                          7546.787
Dodge & Cox Int'l Stock Fund              256206103        344 9588.042 SH         Sole                          9588.042
Fairholme Fund                            304871106       1029 30198.75 SH         Sole                          30198.75
Heartland Value Plus                      422352500        477 14579.08 SH         Sole                          14579.08
Oakmark Fund CL I                         413838103        839 15776.91 SH         Sole                          15776.91
SPDR Gold Trust                           78463V107          4       15 SH         Sole         4    15                 0
Spartan 500 Index Fd Advantage            315911701        256  4592.88 SH         Sole                           4592.88
Sector SPDR Ben Int                       813694605          2       98 SH         Sole         1    98                 0
Thornburg Strategic Muni Inc C            885216200        244  16117.5 SH         Sole                           16117.5
Vanguard Growth Index                     922908504        373 9350.694 SH         Sole                          9350.694
Vanguard Index Tr 500                     922908108        358 2482.404 SH         Sole                          2482.404
Vanguard Index 500 ETF                    922908413          2       30 SH         Sole         1    30                 0
Vanguard Index Value Fund                 922908405        270 10574.15 SH         Sole                          10574.15
Vanguard Small Cap Stk                    922908702        236 5415.526 SH         Sole                          5415.526
Vanguard Total Stock Market               922908306        401 10185.04 SH         Sole                          10185.04
Wells Fargo Sm/Mid Cap Value              949915268        547 32533.57 SH         Sole                          32533.57
Yacktman Fund                             561709478        419 19606.75 SH         Sole                          19606.75
KMI Warrants                                               768   149500 SH         Sole                            149500
REPORT SUMMARY                       157 DATA RECORDS   468015            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1. J Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.